Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Revenue From Contracts With Customers [Abstract]
Disaggregation Of Revenue [Table Text Block]
	Emera Florida					Corporate	Inter-
	and New		Emera	Emera	Emera	and	Segment
millions of Canadian dollars	Mexico	NSPI	Maine	Caribbean	Energy	Other	Eliminations	Total
For the year ended December 31, 2018
Regulated
Electric Revenue
Residential	$1,384	$731	$107	$154	$-	$-	$-	$2,376
Commercial	755	405	80	270	-	-	-	1,510
Industrial	209	233	16	30	-	-	-	488
Other electric and regulatory deferrals	312	43	9	7	-	-	-	371
Other (1)	10	28	66	6	-	-	(3)	107
Regulated electric revenue	2,670	1,440	278	467	-	-	(3)	4,852
Gas Revenue
Residential	492	-	-	-	-	-	-	492
Commercial	291	-	-	-	-	-	-	291
Industrial	49	-	-	-	-	-	-	49
Finance income (2)(3)	-	-	-	-	-	57	-	57
Other	155	-	-	-	-	-	-	155
Regulated gas revenue	987	-	-	-	-	57	-	1,044
Non-Regulated
Marketing and trading margin (4)	-	-	-	-	115	-	-	115
Energy sales (4)	-	-	-	-	309	-	(16)	293
Capacity	-	-	-	-	136	-	-	136
Other	18	-	-	-	-	47	(35)	30
Mark-to-market (3)	-	-	-	-	54	-	-	54
Non-regulated revenue	18	-	-	-	614	47	(51)	628
Total operating revenues	$3,675	$1,440	$278	$467	$614	$104	$(54)	$6,524
(1) Other includes an immaterial amount of rental revenues, which do not represent revenue from contracts with customers.
(2) Revenue related to Brunswick Pipeline's service agreement with Repsol Energy Canada.
(3) Revenue which does not represent revenues from contracts with customers.
(4) Includes gains (losses) on settlement of energy related derivatives, which do not represent revenue from contracts with customers.